Cert Arca

NYSE Regulation

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

VIA FACSIMILE AND U.S. MAIL
January 5, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Global X Funds	
	Issuer CIK:	0001432353
	Issuer File Number:	001-34248
	Form 8-A Date:	January 4, 2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 3, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Global X Aluminum ETF

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray

Craig A. Gray
Manager, Listing Compliance

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